Convertible Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Capital Lease/Notes Payable/Convertible Notes Payable [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 9 – CONVERTIBLE NOTES PAYABLE

Convertible notes payable as of June 30, 2018 and December 31, 2017 are comprised of the following:

	June 30,		December 31,
	2018		2017

$550k Note - July 2016	$612,409	*	$550,000
$50k Note - July 2016	59,771	*	50,000
$111k Note - May 2017	123,053	*	111,000
$53k Note - July 2017	---		53,000
$35k Note - September 2017	---		35,000
$55k Note - September 2017	---		55,000
$53k Note II - October 2017	---		53,000
$171.5k Note - October 2017	171,500		171,500
$57.8k Note - January 2018	57,750		---
$112.8k Note - February 2018	112,750		---
$83k Note - February 2018	83,000		---
$105k Note - March 2018	105,000		---
$63k Note - April 2018	63,000		---
$57.8k Note - April 2018	57,750		---
$90k Note - April 2018	90,000		---
$53k Note II - April 2018	53,000		---
$68.3k Note - May 2018	68,250		---
$37k Note May 2018	37,000		---
$63k Note II - May 2018	63,000		---
$78.8k Note - May 2018	78,750		---
	1,835,983		1,078,500
Less: unamortized discount	(689,883)		(266,642)
Convertible notes payable, net of original issue discount and debt discount	1,146,100		811,858
Less: convertible notes payable, long term portion	(795,233)		---
Convertible notes payable, current portion	$350,867		$811,858

* - Denotes that convertible note payable is carried at fair value

Convertible Notes Payable ($550,000) – July 2016

On July 7, 2016, the Company entered into a 6% fixed convertible secured promissory note with an investor with a face value of $550,000 (the “$550k Note”). The $550k Note is convertible into shares of the Company’s common stock at the discretion of the note holder at a fixed price of $0.08 per share, and is secured by all of the Company’s assets. The Company received $500,000 net proceeds from the note after a $50,000 original issue discount. The $550k Note was originally scheduled to mature on April 11, 2017, but the maturity date was extended to July 7, 2018 during August 2017 and to December 31, 2019 during July 2018. The discount from the original issue discount, warrants and embedded conversion feature (“ECF”) associated with the $550k Note was amortized over the original life of the note. There was no amortization of such discounts in the three or six months ended June 30, 2018 or 2017. As of June 30, 2018, the unamortized discount was $-0- and the $550k Note was convertible into 6,875,000 of the Company’s common shares.

The $550k Note is carried at fair value due to an extinguishment and reissuance recorded in 2017 and is revalued at each period end, with changes to fair value recorded to the statement of operations under “Change in Fair Value of Debt.” The fair value of this instrument as of June 30, 2018 was $612,408. During the three months ended June 30, 2018 and 2017, a change in fair value of debt related to this instrument was recorded in the amount of $16,110 and $-0-, respectively. During the six months ended June 30, 2018 and 2017, a change in fair value of debt related to this instrument was recorded in the amount of $62,408 and $-0-, respectively.

During the six months ended June 30, 2018 and 2017, the Company made no repayments on this instrument. During the three months ended June 30, 2018 and 2017, the Company recorded interest expense on this instrument totaling $8,227 and $8,227, respectively. During the six months ended June 30, 2018 and 2017, the Company recorded interest expense on this instrument totaling $16,364 and $16,364, respectively.

Convertible Notes Payable ($50,000) – July 2016

On July 7, 2016, the Company entered into a 10% fixed convertible commitment fee promissory note with an investor with a face value of $50,000 (the “$50k Note”). The $50k Note was originally scheduled to mature on April 11, 2017, but the maturity date was extended to July 11, 2018 during August 2017 and to December 31, 2019 during July 2018. The $50k note was issued as a commitment fee payable to the Investment Agreement investor in exchange for the investor’s commitment to enter into the Investment Agreement, subject to registration of the shares underlying the Investment Agreement. The $50k Note is convertible into shares of the Company’s common stock at the discretion of the note holder at a fixed price of $0.10 per share. As of June 30, 2018, the $50k Note was convertible into 500,000 of the Company’s common shares.

The $50k Note is carried at fair value due to an extinguishment and reissuance recorded in 2017 and is revalued at each period end, with changes to fair value recorded to the statement of operations under “Change in Fair Value of Debt.” The fair value of this instrument as of June 30, 2018 was $59,771. During the three months ended June 30, 2018 and 2017, a change in fair value of debt related to this instrument was recorded in the amount of $1,572 and $-0-, respectively. During the six months ended June 30, 2018 and 2017, a change in fair value of debt related to this instrument was recorded in the amount of $9,771 and $-0, respectively.

During the six months ended June 30, 2018 and 2017, the Company made no repayments on this instrument. During the three months ended June 30, 2018 and 2017, the Company recorded interest expense on this instrument totaling $1,247 and $1,247, respectively. During the six months ended June 30, 2018 and 2017, the Company recorded interest expense on this instrument totaling $2,479 and $2,479, respectively.

Convertible Notes Payable ($111,000) – May 2017

On May 22, 2017, the Company entered into a 10% fixed convertible secured promissory note with an investor with a face value of $111,000 (the “$111k Note”). The $111k Note is convertible into shares of the Company’s common stock at the discretion of the note holder at a fixed price of $0.35 per share, and is secured by all of the Company’s assets. The Company received $100,000 net proceeds from the note after an $11,000 original issue discount. At inception, the investors were also granted a five-year warrant to purchase 133,333 shares of the Company’s common stock at an exercise price of $0.75 per share.

On March 28, 2018, in exchange for a five-year warrant to purchase 125,000 shares of HLYK common stock at an exercise price of $0.05 per share, the holder of the $111k Note agreed to extend the maturity date from the original date of January 22, 2018 until July 11, 2018. The fair value of the warrants using Black/Scholes was $10,199 with the following assumptions: risk-free interest rate of 2.59%, expected life of 5 years, volatility of 578.45%, and expected dividend yield of zero. The issuance of the warrants in exchange for the maturity extension was treated as an extinguishment and reissuance of existing debt pursuant to the guidance of ASC 470-50. Accordingly, the $111k Note is carried at fair value and is revalued at each period end, with changes to fair value recorded to the statement of operations under “Change in Fair Value of Debt.” The fair value of this instrument as of June 30, 2018 was $123,503. During the three months ended June 30, 2018 and 2017, a change in fair value of debt related to this instrument was recorded in the amount of $3,238 and $-0-, respectively. During the six months ended June 30, 2018 and 2017, a change in fair value of debt related to this instrument was recorded in the amount of $3,238 and $-0, respectively. In July 2018, the maturity was further extended until December 31, 2019.

Amortization expense related to discounts on this instrument in the three months ended June 30, 2018 and 2017 was $-0- and $12,287, respectively. Amortization expense related to discounts in the six months ended June 30, 2018 and 2017 was $6,931and $12,287, respectively. As of June 30, 2018, the unamortized discount was $-0-. As of June 30, 2018, this instrument was convertible into 317,143 of the Company’s common shares.

During the six months ended June 30, 2018 and 2017, the Company made no repayments on this instrument. During the three months ended June 30, 2018 and 2017, the Company recorded interest expense on this instrument totaling $4,078 and $1,767, respectively. During the six months ended June 30, 2018 and 2017, the Company recorded interest expense on this instrument totaling $8,246 and $1,767, respectively.

Convertible Notes Payable ($53,000) – July 2017

On July 10, 2017, the Company entered into a securities purchase agreement for the sale of a $53,000 convertible note (the “$53k Note”) to PULG. The $53k Note included a $3,000 original issue discount, for net proceeds of $50,000. The $53k Note has an interest rate of 10% and a default interest rate of 22%. The $53k Note may be converted into common stock of the Company by the holder at any time following 180 days after the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to a 39% discount to the average of the three (3) lowest closing bid prices during the fifteen (15) trading days prior to the conversion date. Upon an event of default caused by the Company’s failure to deliver shares upon a conversion pursuant to the terms of the Note, 300% of the outstanding principal and any interest due amount shall be immediately due. Upon an event of default caused by the Company’s breach of any other events of default specified in the $53k Note, 150% of the outstanding principal and any interest due amount shall be immediately due.

The discount resulting from the original issue discount and embedded conversion feature was being amortized over the life of the $53k Note, which was schedule to mature on April 15, 2018. Amortization expense related to the discount in the three months ended June 30, 2018 and 2017 was $1,520 and $-0-, respectively and amortization expense in the six months ended June 30, 2018 and 2017 was $1,520 and $-0-. On January 8, 2018, the Company prepaid the balance on the $53k Note, including accrued interest, for a one-time cash payment of $74,922. The Company recognized a gain on debt extinguishment in the six months ended June 30, 2018 in connection with the repayment, as follows:

Cash repayment	$74,922
Less face value of convertible note payable retired	(53,000)
Less carrying value of derivative financial instruments arising from ECF	(53,893)
Less accrued interest	(2,644)
Plus carrying value of discount at extinguishment	18,427

Gain on extinguishment of debt	$(16,188)

Convertible Notes Payable ($35,000) – September 2017

On September 7, 2017, the Company entered into a securities purchase agreement for the sale of a $35,000 convertible note (the “$35k Note”) to PULG. The $35k Note included a $3,000 original issue discount, for net proceeds of $32,000. The $35k Note has an interest rate of 10% and a default interest rate of 20%. The $35k Note may be converted into common stock of the Company by the holder at any time following 180 days after the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to a 39% discount to the average of the three (3) lowest closing bid prices during the fifteen (15) trading days prior to the conversion date. Upon an event of default caused by the Company’s failure to deliver shares upon a conversion pursuant to the terms of the $35k Note, 300% of the outstanding principal and any interest due amount shall be immediately due. Upon an event of default caused by the Company’s breach of any other events of default specified in the $35k Note, 150% of the outstanding principal and any interest due amount shall be immediately due.

The discount resulting from the original issue discount and embedded conversion feature was being amortized over the life of the $35k Note, which was schedule to mature on June 15, 2018. Amortization expense related to the discount in the three months ended June 30, 2018 and 2017 was $614 and $-0-, respectively, and in the six months ended June 30, 2018 and 2017 was $614 and $-0-, respectively. On March 5, 2018, the Company prepaid the balance on the $35k Note, including accrued interest, for a one-time cash payment of $49,502. The Company recognized a gain on debt extinguishment in the six months ended June 30, 2018 in connection with the repayment, as follows:

Cash repayment	$49,502
Less face value of convertible note payable retired	(35,000)
Less carrying value of derivative financial instruments arising from ECF	(37,269)
Less accrued interest	(1,716)
Plus carrying value of discount at extinguishment	12,705

Gain on extinguishment of debt	$(11,778)

Convertible Notes Payable ($55,000) – September 2017

On September 11, 2017, the Company entered into a securities purchase agreement for the sale of a $55,000 convertible note (the “$55k Note”) to Crown Bridge Partners LLC. The $55k Note included a $7,500 original issue discount, for net proceeds of $47,500. The 55k Note has an interest rate of 10% and a default interest rate of 12%. The $55k Note may be converted into common stock of the Company by the holder at any time after the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to 60% multiplied by the lowest one (1) trading price for the Common Stock during the twenty (20) trading day period ending on the last complete trading day prior to the date of conversion. If, at any time while the $55k Note is outstanding, the conversion price pursuant to this formula is equal to or lower than $0.10, then an additional ten percent (10%) discount shall be factored into the conversion price until the $55k Note is no longer outstanding. In the event that shares of the Company’s Common Stock are not deliverable via DWAC following the conversion of any amount hereunder, an additional ten percent (10%) discount shall be factored into the Variable Conversion Price until the $55k Note is no longer outstanding.

The discount resulting from the original issue discount and embedded conversion feature was being amortized over the life of the $55k Note, which was schedule to mature on September 11, 2018. Amortization expense related to the discount in the three months ended June 30, 2018 and 2017 was $1,085 and $-0-, respectively, and in the six months ended June 30, 2018 and 2017 was $1,085 and $-0-, respectively. On March 13, 2018, the Company prepaid the balance on the $55k Note, including accrued interest, for a one-time cash payment of $85,258. The Company recognized a gain on debt extinguishment in the six months ended June 30, 2018 in connection with the repayment, as follows:

Cash repayment	$85,258
Less face value of convertible note payable retired	(55,000)
Less carrying value of derivative financial instruments arising from ECF	(69,687)
Less accrued interest	(2,759)
Plus carrying value of discount at extinguishment	27,425

Gain on extinguishment of debt	$(14,763)

Convertible Notes Payable ($53,000) – October 2017

On October 23, 2017, the Company entered into a securities purchase agreement for the sale of a $53,000 convertible note (the “$53k Note II”) to PULG. The $53k Note II included a $3,000 original issue discount, for net proceeds of $50,000. The $53k Note II has an interest rate of 10% and a default interest rate of 20%. The $53k Note II may be converted into common stock of the Company by the holder at any time after the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to 39% discount to the average of the three (3) lowest closing bid prices during the fifteen (15) trading days prior to the conversion date. Upon an event of default caused by the Company’s failure to deliver shares upon a conversion pursuant to the terms of the Note, 300% of the outstanding principal and any interest due amount shall be immediately due. Upon an event of default caused by the Company’s breach of any other events of default specified in the Note, 150% of the outstanding principal and any interest due amount shall be immediately due.

The discount resulting from the original issue discount and embedded conversion feature was being amortized over the life of the $53k Note II, which was schedule to mature on July 30, 2018. Amortization expense related to the discount in the three months ended June 30, 2018 and 2017 was $3,407 and $-0-, respectively, and in the six months ended June 30, 2018 and 2017 was $20,443 and $-0-, respectively. On April 18, 2018, the Company prepaid the balance on the $53k Note II, including accrued interest, for a one-time cash payment of $75,000. The Company recognized a gain on debt extinguishment in the six months ended June 30, 2018 in connection with the repayment, as follows:

Cash repayment	$75,000
Less face value of convertible note payable retired	(53,000)
Less carrying value of derivative financial instruments arising from ECF	(55,790)
Less accrued interest	(2,571)
Plus carrying value of discount at extinguishment	19,496

Gain on extinguishment of debt	$(16,865)

Convertible Notes Payable ($171,500) – October 2017

On October 27, 2017, the Company entered into a securities purchase agreement for the sale of a $171,500 convertible note (the “$171.5k Note”) to an individual lender. The $171.5k Note included a $21,500 original issue discount, for net proceeds of $150,000. The $171.5k Note has an interest rate of 10% and a default interest rate of 22% and matures on October 26, 2018. The $171.5k Note may be converted into common stock of the Company by the holder at any time following 180 days after the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to a 35% discount to the lowest closing bid price during the twenty (20) trading days prior to the conversion date. Upon an event of default caused by the Company’s failure to deliver shares upon a conversion pursuant to the terms of the $171.5k Note, 300% of the outstanding principal and any interest due amount shall be immediately due. Upon an event of default caused by the Company’s breach of any other events of default specified in the $171.5k Note, 150% of the outstanding principal and any interest due amount shall be immediately due.

Amortization expense related to discounts on this instrument in the three months ended June 30, 2018 and 2017 was $42,875 and $-0-, respectively. Amortization expense related to discounts in the six months ended June 30, 2018 and 2017 was $85,279 and $-0-, respectively. As of June 30, 2018, the unamortized discount was $55,596.

During the six months ended June 30, 2018 and 2017, the Company made no repayments on this instrument. During the three months ended June 30, 2018 and 2017, the Company recorded interest expense on this instrument totaling $4,276 and $-0-, respectively. During the six months ended June 30, 2018 and 2017, the Company recorded interest expense on this instrument totaling $8,504 and $-0-, respectively.

Convertible Notes Payable ($57,750) – January 2018

On January 2, 2018, the Company entered into a securities purchase agreement for the sale of a $57,750 convertible note (the “$58k Note”). The transaction closed on January 3, 2018. The $58k Note included a $5,250 original issue discount and $2,500 fee for net proceeds of $50,000. The $58k Note has an interest rate of 10% and a default interest rate of 18% and matures on January 2, 2019. The $58k Note was convertible into common stock of the Company by the holder at any time after the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to 40% discount to the lowest bid or trading price of the Company’s common stock during the twenty (20) trading days prior to the conversion date. On June 26, 2018, the holder agreed, without consideration, to reduce the discount to 28% of the volume weighted average price of the Company’s common stock for the 10 days prior to the conversion date. Because this the change in terms resulted in a decrease to the value of the ECF, no amounts were recorded to reflect the change in terms. Upon an event of default caused by the Company’s failure to deliver shares upon a conversion pursuant to the terms of the Note, 200% of the outstanding principal and any interest due amount shall be immediately due. Upon an event of default caused by the Company’s breach of any other events of default specified in the Note, 150% of the outstanding principal and any interest due amount shall be immediately due.

The fair value of the ECF of the $58k Note was calculated using the Black-Scholes pricing model at $82,652, with the following assumptions: risk-free interest rate of 1.83%, expected life of 1 year, volatility of 264.29%, and expected dividend yield of zero. Because the fair value of the ECF exceeded the net proceeds from the $58k Note, a charge was recorded to “Financing cost” for the excess of the fair value of the fair value of the ECF of $82,652 over the net proceeds from the note of $50,000, for a net charge of $32,652. The ECF qualifies for derivative accounting and bifurcation under ASC 815, “Derivatives and Hedging.” The final allocation of the proceeds at inception was as follows:

Embedded conversion feature	$82,652
Original issue discount and fees	7,750
Financing cost	(32,652)
Convertible note	---

Notes payable and bank loans, long-term portion	$57,750

Amortization expense related to discounts on this instrument in the three months ended June 30, 2018 and 2017 was $14,398 and $-0-, respectively. Amortization expense related to discounts in the six months ended June 30, 2018 and 2017 was $28,321and $-0-, respectively. As of June 30, 2018, the unamortized discount was $29,429.

During the six months ended June 30, 2018 and 2017, the Company made no repayments on this instrument. During the three months ended June 30, 2018 and 2017, the Company recorded interest expense on this instrument totaling $1,440 and $-0-, respectively. During the six months ended June 30, 2018 and 2017, the Company recorded interest expense on this instrument totaling $2,832 and $-0-, respectively.

Convertible Notes Payable ($112,750) – February 2018

On February 2, 2018, the Company entered into a securities purchase agreement for the sale of a $112,750 convertible note (the “$113k Note”). The transaction closed on February 8, 2018. The $113k Note included $12,750 fees for net proceeds of $100,000. The $113k Note has an interest rate of 10% and a default interest rate of 24% and matures on February 2, 2019. The $113k Note may be converted into common stock of the Company by the holder at any time after the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to 40% discount to the lowest bid or trading price of the Company’s common stock during the twenty (20) trading days prior to the conversion date. Upon an event of default caused by the Company’s failure to deliver shares upon a conversion pursuant to the terms of the Note, 200% of the outstanding principal and any interest due amount shall be immediately due. Upon an event of default caused by the Company’s breach of any other events of default specified in the Note, 150% of the outstanding principal and any interest due amount shall be immediately due.

The fair value of the ECF of the $113k Note was calculated using the Black-Scholes pricing model at $161,527, with the following assumptions: risk-free interest rate of 1.88%, expected life of 1 year, volatility of 264.93%, and expected dividend yield of zero. Because the fair value of the ECF exceeded the net proceeds from the $113k Note, a charge was recorded to “Financing cost” for the excess of the fair value of the fair value of the ECF of $161,527 over the net proceeds from the note of $100,000, for a net charge of $61,527. The ECF qualifies for derivative accounting and bifurcation under ASC 815,“Derivatives and Hedging.” The final allocation of the proceeds at inception was as follows:

Embedded conversion feature	$161,527
Original issue discount and fees	12,750
Financing cost	(61,527)
Convertible note	---

Notes payable and bank loans, long-term portion	$112,750

The discounts resulting from the original issue discount, warrants and embedded conversion feature are being amortized over the life of the $113k Note. Amortization expense related to discounts on this instrument in the three months ended June 30, 2018 and 2017 was $28,110 and $-0-, respectively. Amortization expense related to discounts in the six months ended June 30, 2018 and 2017 was $45,718 and $-0-, respectively. As of June 30, 2018, the unamortized discount was $67,032.

During the six months ended June 30, 2018 and 2017, the Company made no repayments on this instrument. During the three months ended June 30, 2018 and 2017, the Company recorded interest expense on this instrument totaling $2,811 and $-0-, respectively. During the six months ended June 30, 2018 and 2017, the Company recorded interest expense on this instrument totaling $4,572 and $-0-, respectively.

Convertible Notes Payable ($83,000) – February 2018

On February 13, 2018, the Company entered into a securities purchase agreement for the sale of a $83,000 convertible note (the “$83k Note”). The transaction closed on February 21, 2018. The $83k Note included $8,000 fees for net proceeds of $75,000. The $83k Note has an interest rate of 10% and a default interest rate of 24% and matures on February 13, 2019. The $113k Note may be converted into common stock of the Company by the holder at any time after the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to 40% discount to the lowest bid or trading price of the Company’s common stock during the twenty (20) trading days prior to the conversion date. Upon an event of default, 200% of the outstanding principal and any interest due amount shall be immediately due.

The fair value of the ECF of the $83k Note was calculated using the Black-Scholes pricing model at $119,512, with the following assumptions: risk-free interest rate of 1.95%, expected life of 1 year, volatility of 268.44%, and expected dividend yield of zero. Because the fair value of the ECF exceeded the net proceeds from the $83k Note, a charge was recorded to “Financing cost” for the excess of the fair value of the fair value of the ECF of $119,512 over the net proceeds from the note of $75,000, for a net charge of $44,512. The ECF qualifies for derivative accounting and bifurcation under ASC 815, “Derivatives and Hedging.” The final allocation of the proceeds at inception was as follows:

Embedded conversion feature	$119,512
Original issue discount and fees	8,000
Financing cost	(44,512)
Convertible note	---

Notes payable and bank loans, long-term portion	$83,000

The discounts resulting from the original issue discount, warrants and embedded conversion feature are being amortized over the life of the $83k Note. Amortization expense related to discounts on this instrument in the three months ended June 30, 2018 and 2017 was $20,693 and $-0-, respectively. Amortization expense related to discounts in the six months ended June 30, 2018 and 2017 was $31,153 and $-0-, respectively. As of June 30, 2018, the unamortized discount was $51,847.

During the six months ended June 30, 2018 and 2017, the Company made no repayments on this instrument. During the three months ended June 30, 2018 and 2017, the Company recorded interest expense on this instrument totaling $2,069 and $-0-, respectively. During the six months ended June 30, 2018 and 2017, the Company recorded interest expense on this instrument totaling $3,115 and $-0-, respectively.

Convertible Notes Payable ($105,000) – March 2018

On March 5, 2018, the Company entered into a securities purchase agreement for the sale of a $105,000 convertible note (the “$105k Note”). The transaction closed on March 12, 2018. The $105k Note included $5,000 fees for net proceeds of $100,000. The $105k Note has an interest rate of 10% and a default interest rate of 24% and matures on March 5, 2019. The $113k Note may be converted into common stock of the Company by the holder at any time after the 6-month anniversary of the issuance date, subject to a 9.9% beneficial ownership limitation, at a conversion price per share equal to 40% discount to the lowest bid or trading price of the Company’s common stock during the twenty (20) trading days prior to the conversion date. Upon an event of default, 110-150% of the outstanding principal and any interest due amount shall be immediately due, depending on the nature of the breach.

The fair value of the ECF of the $105k Note was calculated using the Black-Scholes pricing model at $153,371, with the following assumptions: risk-free interest rate of 2.06%, expected life of 1 year, volatility of 278.96%, and expected dividend yield of zero. Because the fair value of the ECF exceeded the net proceeds from the $105k Note, a charge was recorded to “Financing cost” for the excess of the fair value of the fair value of the ECF of $153,371 over the net proceeds from the note of $100,000, for a net charge of $53,371. The ECF qualifies for derivative accounting and bifurcation under ASC 815, “Derivatives and Hedging.” The final allocation of the proceeds at inception was as follows:

Embedded conversion feature	$153,371
Original issue discount and fees	5,000
Financing cost	(53,371)
Convertible note	---

Notes payable and bank loans, long-term portion	$105,000

The discounts resulting from the original issue discount, warrants and embedded conversion feature are being amortized over the life of the $105k Note. Amortization expense related to discounts on this instrument in the three months ended June 30, 2018 and 2017 was $26,178 and $-0-, respectively. Amortization expense related to discounts in the six months ended June 30, 2018 and 2017 was $33,658 and $-0-, respectively. As of June 30, 2018, the unamortized discount was $71,342.

During the six months ended June 30, 2018 and 2017, the Company made no repayments on this instrument. During the three months ended June 30, 2018 and 2017, the Company recorded interest expense on this instrument totaling $2,618 and $-0-, respectively. During the six months ended June 30, 2018 and 2017, the Company recorded interest expense on this instrument totaling $3,366 and $-0-, respectively.

Convertible Notes Payable ($63,000) – April 2018

On April 2, 2018, the Company entered into a securities purchase agreement for the sale of a $63,000 convertible note (the “$63k Note”). The transaction closed on April 3, 2018. The $63k Note included $3,000 fees for net proceeds of $60,000. The $63k Note has an interest rate of 10% and a default interest rate of 22% and matures on January 15, 2019. The $63k Note may be converted into common stock of the Company by the holder at any time after the 6-month anniversary of the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to a 39% discount to the lowest bid or trading price of the Company’s common stock during the fifteen (15) trading days prior to the conversion date. Upon an event of default caused by the Company’s failure to deliver shares upon a conversion pursuant to the terms of the Note, 300% of the outstanding principal and any interest due amount shall be immediately due. Upon an event of default caused by the Company’s breach of any other events of default specified in the Note, 150% of the outstanding principal and any interest due amount shall be immediately due.

The fair value of the ECF of the $63k Note was calculated using the Black-Scholes pricing model at $83,806, with the following assumptions: risk-free interest rate of 2.08%, expected life of 0.79 years, volatility of 260.76%, and expected dividend yield of zero. Because the fair value of the ECF exceeded the net proceeds, a charge was recorded to “Financing cost” for the excess of the fair value of the fair value of the ECF of $83,806 over the net proceeds from the note of $60,000, for a net charge of $23,806. The ECF qualifies for derivative accounting and bifurcation under ASC 815, “Derivatives and Hedging.” The final allocation of the proceeds at inception was as follows:

Embedded conversion feature	$83,806
Original issue discount and fees	3,000
Financing cost	(23,806)
Convertible note	---

Notes payable and bank loans, long-term portion	$63,000

The discounts resulting from the original issue discount, warrants and embedded conversion feature are being amortized over the life of the note. Amortization expense related to discounts on this instrument in the three and six months ended June 30, 2018 was $19,469. As of June 30, 2018, the unamortized discount was $43,531.

During the six months ended June 30, 2018 and 2017, the Company made no repayments on this instrument. During the three and six months ended June 30, 2018 and 2017, the Company recorded interest expense on this instrument totaling $1,536 and $-0-, respectively.

Convertible Notes Payable ($57,750) – April 2018

On April 16, 2018, the Company entered into a securities purchase agreement for the sale of a $57,750 convertible note (the “$57.8k Note II”). The transaction closed on April 17, 2018. The $57.8k Note II Note included $7,750 fees for net proceeds of $50,000. The $57.8k Note II Note has an interest rate of 10% and a default interest rate of 18% and matures on April 16, 2019. The $57.8k Note II Note may be converted into common stock of the Company by the holder at any time after the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to a 40% discount to the lowest bid or trading price of the Company’s common stock during the twenty (20) trading days prior to the conversion date. Upon an event of default caused by the Company’s failure to deliver shares upon a conversion pursuant to the terms of the Note, 200% of the outstanding principal and any interest due amount shall be immediately due. Upon an event of default caused by the Company’s breach of any other events of default specified in the Note, 150% of the outstanding principal and any interest due amount shall be immediately due.

The fair value of the ECF of the $57.8k Note II was calculated using the Black-Scholes pricing model at $83,897, with the following assumptions: risk-free interest rate of 2.12%, expected life of 1 year, volatility of 270.41%, and expected dividend yield of zero. Because the fair value of the ECF exceeded the net proceeds, a charge was recorded to “Financing cost” for the excess of the fair value of the fair value of the ECF of $83,397 over the net proceeds from the note of $50,000, for a net charge of $33,397. The ECF qualifies for derivative accounting and bifurcation under ASC 815, “Derivatives and Hedging.” The final allocation of the proceeds at inception was as follows:

Embedded conversion feature	$83,397
Original issue discount and fees	7,750
Financing cost	(33,397)
Convertible note	---

Notes payable and bank loans, long-term portion	$57,750

The discounts resulting from the original issue discount, warrants and embedded conversion feature are being amortized over the life of the note. Amortization expense related to discounts on this instrument in the three and six months ended June 30, 2018 was $11,866. As of June 30, 2018, the unamortized discount was $45,884.

During the six months ended June 30, 2018 and 2017, the Company made no repayments on this instrument. During the three and six months ended June 30, 2018, the Company recorded interest expense on this instrument totaling $1,187, respectively.

Convertible Notes Payable ($90,000) – April 2018

On April 18, 2018, the Company entered into a securities purchase agreement for the sale of a $90,000 convertible note (the “$90k Note”). The transaction closed on April 18, 2018. The $90k Note included $4,500 fees for net proceeds of $85,500. The $90k Note has an interest rate of 10% and a default interest rate of 24% and matures on April 18, 2019. The $90k Note may be converted into common stock of the Company by the holder at any time after the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to a 40% discount to the lowest bid or trading price of the Company’s common stock during the twenty (20) trading days prior to the conversion date. Upon an event of default caused by the Company’s failure to deliver shares upon a conversion pursuant to the terms of the Note, the Company would incur a penalty of $250 per day beginning on the fourth day after the conversion notice, increasing to $500 per day beginning on the tenth day. Upon an event of default caused by the Company’s breach of any other events of default specified in the Note, 150% of the outstanding principal and any interest due amount shall be immediately.

The fair value of the ECF of the $90k Note was calculated using the Black-Scholes pricing model at $130,136, with the following assumptions: risk-free interest rate of 2.17%, expected life of 1 year, volatility of 271.31%, and expected dividend yield of zero. Because the fair value of the ECF exceeded the net proceeds, a charge was recorded to “Financing cost” for the excess of the fair value of the fair value of the ECF of $130,136 over the net proceeds from the note of $85,500, for a net charge of $44,636. The ECF qualifies for derivative accounting and bifurcation under ASC 815, “Derivatives and Hedging.” The final allocation of the proceeds at inception was as follows:

Embedded conversion feature	$130,136
Original issue discount and fees	4,500
Financing cost	(44,636)
Convertible note	---

Notes payable and bank loans, long-term portion	$90,000

The discounts resulting from the original issue discount, warrants and embedded conversion feature are being amortized over the life of the note. Amortization expense related to discounts on this instrument in the three and six months ended June 30, 2018 was $18,000. As of June 30, 2018, the unamortized discount was $72,000.

During the six months ended June 30, 2018 and 2017, the Company made no repayments on this instrument. During the three and six months ended June 30, 2018, the Company recorded interest expense on this instrument totaling $1,800.

Convertible Notes Payable ($53,000) – April 2018

On April 18, 2018, the Company entered into a securities purchase agreement for the sale of a $53,000 convertible note (the “$53k Note III”). The transaction closed on April 23, 2018. The $53k Note III included $3,000 fees for net proceeds of $50,000. The $53k Note III has an interest rate of 10% and a default interest rate of 22% and matures on January 30, 2019. The $53k Note III may be converted into common stock of the Company by the holder at any time after the 6-month anniversary of the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to a 39% discount to the lowest bid or trading price of the Company’s common stock during the fifteen (15) trading days prior to the conversion date. Upon an event of default caused by the Company’s failure to deliver shares upon a conversion pursuant to the terms of the Note, 300% of the outstanding principal and any interest due amount shall be immediately due. Upon an event of default caused by the Company’s breach of any other events of default specified in the Note, 150% of the outstanding principal and any interest due amount shall be immediately due.

The fair value of the ECF of the $53k Note III was calculated using the Black-Scholes pricing model at $71,679, with the following assumptions: risk-free interest rate of 2.17%, expected life of 0.79 years, volatility of 271.31%, and expected dividend yield of zero. Because the fair value of the ECF exceeded the net proceeds, a charge was recorded to “Financing cost” for the excess of the fair value of the fair value of the ECF of $71,679 over the net proceeds from the note of $50,000, for a net charge of $21,679. The ECF qualifies for derivative accounting and bifurcation under ASC 815, “Derivatives and Hedging.” The final allocation of the proceeds at inception was as follows:

Embedded conversion feature	$71,679
Original issue discount and fees	3,000
Financing cost	(21,679)
Convertible note	---

Notes payable and bank loans, long-term portion	$53,000

The discounts resulting from the original issue discount, warrants and embedded conversion feature are being amortized over the life of the note. Amortization expense related to discounts on this instrument in the three and six months ended June 30, 2018 was $13,481. As of June 30, 2018, the unamortized discount was $39,519.

During the six months ended June 30, 2018 and 2017, the Company made no repayments on this instrument. During the three and six months ended June 30, 2018, the Company recorded interest expense on this instrument totaling $1,060.

Convertible Notes Payable ($68,250) – May 2018

On May 3, 2018, the Company entered into a securities purchase agreement for the sale of a $68,250 convertible note (the “$68.3k Note”). The transaction closed on May 4, 2018. The $68.3k Note included $3,250 fees for net proceeds of $60,000. The $68.3k Note has an interest rate of 10% and a default interest rate of 24% and matures on May 3, 2019. The $68.3k Note may be converted into common stock of the Company by the holder at any time after the 6-month anniversary of the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to a 40% discount to the lowest bid or trading price of the Company’s common stock during the twenty (20) trading days prior to the conversion date. Upon an event of default caused by the Company’s failure to deliver shares upon a conversion pursuant to the terms of the Note, the Company would incur a penalty of $250 per day beginning on the fourth day after the conversion notice, increasing to $500 per day beginning on the tenth day. Upon an event of default caused by the Company’s failure to maintain a listing for its common stock, the outstanding principal shall increase by 50%. Upon an event of default caused by the Company’s failure to maintain a bid price for its common stock, the outstanding principal shall increase by 20%.

The fair value of the ECF of the $68.3k Note was calculated using the Black-Scholes pricing model at $99,422, with the following assumptions: risk-free interest rate of 2.24%, expected life of 1 year, volatility of 276.40%, and expected dividend yield of zero. Because the fair value of the ECF exceeded the net proceeds, a charge was recorded to “Financing cost” for the excess of the fair value of the fair value of the ECF of $99,422 over the net proceeds from the note of $65,000, for a net charge of $34,422. The ECF qualifies for derivative accounting and bifurcation under ASC 815, “Derivatives and Hedging.” The final allocation of the proceeds at inception was as follows:

Embedded conversion feature	$99,422
Original issue discount and fees	3,250
Financing cost	(34,422)
Convertible note	---

Notes payable and bank loans, long-term portion	$68,250

The discounts resulting from the original issue discount, warrants and embedded conversion feature are being amortized over the life of the note. Amortization expense related to discounts on this instrument in the three and six months ended June 30, 2018 was $10,816. As of June 30, 2018, the unamortized discount was $57,434.

During the six months ended June 30, 2018 and 2017, the Company made no repayments on this instrument. During the three and six months ended June 30, 2018, the Company recorded interest expense on this instrument totaling $1,085.

Convertible Notes Payable ($37,000) – May 2018

On May 7, 2018, the Company entered into a securities purchase agreement for the sale of a $37,000 convertible note (the “$37k Note”). The transaction closed on May 9, 2018. The $37k Note included $2,000 fees for net proceeds of $35,000. The $37k Note has an interest rate of 10% and a default interest rate of 24% and matures on May 7, 2019. The $37k Note may be converted into common stock of the Company by the holder at any time after the 6-month anniversary of the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to a 40% discount to the lowest bid or trading price of the Company’s common stock during the twenty (20) trading days prior to the conversion date. Upon an event of default caused by the Company’s failure to deliver shares upon a conversion pursuant to the terms of the Note, the Company would incur a penalty of $250 per day beginning on the fourth day after the conversion notice, increasing to $500 per day beginning on the tenth day. Upon an event of default caused by the Company’s failure to maintain a listing for its common stock, the outstanding principal shall increase by 50%. Upon an event of default caused by the Company’s failure to maintain a bid price for its common stock, the outstanding principal shall increase by 20%.

The fair value of the ECF of the $37k Note was calculated using the Black-Scholes pricing model at $54,086, with the following assumptions: risk-free interest rate of 2.25%, expected life of 1 year, volatility of 279.44%, and expected dividend yield of zero. Because the fair value of the ECF exceeded the net proceeds, a charge was recorded to “Financing cost” for the excess of the fair value of the fair value of the ECF of $54,086 over the net proceeds from the note of $35,000, for a net charge of $19,086. The ECF qualifies for derivative accounting and bifurcation under ASC 815, “Derivatives and Hedging.” The final allocation of the proceeds at inception was as follows:

Embedded conversion feature	$54,086
Original issue discount and fees	2,000
Financing cost	(19,086)
Convertible note	---

Notes payable and bank loans, long-term portion	$37,000

The discounts resulting from the original issue discount, warrants and embedded conversion feature are being amortized over the life of the note. Amortization expense related to discounts on this instrument in the three and six months ended June 30, 2018 was $5,474. As of June 30, 2018, the unamortized discount was $31,526.

During the six months ended June 30, 2018 and 2017, the Company made no repayments on this instrument. During the three and six months ended June 30, 2018, the Company recorded interest expense on this instrument totaling $547.

Convertible Notes Payable ($63,000) – May 2018

On May 9, 2018, the Company entered into a securities purchase agreement for the sale of a $63,000 convertible note (the “$63k Note II”). The transaction closed on May 12, 2018. The $63k Note II included $3,000 fees for net proceeds of $60,000. The $63k Note II has an interest rate of 10% and a default interest rate of 22% and matures on May 7, 2019. The $63k Note II may be converted into common stock of the Company by the holder at any time after the 6-month anniversary of the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to a 39% discount to the lowest bid or trading price of the Company’s common stock during the fifteen (15) trading days prior to the conversion date. Upon an event of default caused by the Company’s failure to deliver shares upon a conversion pursuant to the terms of the Note, 300% of the outstanding principal and any interest due amount shall be immediately due. Upon an event of default caused by the Company’s breach of any other events of default specified in the Note, 150% of the outstanding principal and any interest due amount shall be immediately due.

The fair value of the ECF of the $63k Note II was calculated using the Black-Scholes pricing model at $90,390, with the following assumptions: risk-free interest rate of 2.27%, expected life of 0.99 years, volatility of 279.53%, and expected dividend yield of zero. Because the fair value of the ECF exceeded the net proceeds, a charge was recorded to “Financing cost” for the excess of the fair value of the fair value of the ECF of $90,390 over the net proceeds from the note of $60,000, for a net charge of $30,390. The ECF qualifies for derivative accounting and bifurcation under ASC 815, “Derivatives and Hedging.” The final allocation of the proceeds at inception was as follows:

Embedded conversion feature	$90,390
Original issue discount and fees	3,000
Financing cost	(30,390)
Convertible note	---

Notes payable and bank loans, long-term portion	$63,000

The discounts resulting from the original issue discount, warrants and embedded conversion feature are being amortized over the life of the note. Amortization expense related to discounts on this instrument in the three and six months ended June 30, 2018 was $9,025. As of June 30, 2018, the unamortized discount was $53,975.

During the six months ended June 30, 2018 and 2017, the Company made no repayments on this instrument. During the three and six months ended June 30, 2018, the Company recorded interest expense on this instrument totaling $898.

Convertible Notes Payable ($78,750) – May 2018

On May 24, 2018, the Company entered into a securities purchase agreement for the sale of a $78,750 convertible note (the “$78.8k Note”). The $78.8k Note included $3,750 fees for net proceeds of $75,000. The $78.8k Note has an interest rate of 10% and a default interest rate of 24% and matures on May 24, 2019. The $78.8k Note may be converted into common stock of the Company by the holder at any time after the 6-month anniversary of the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to a 40% discount to the lowest bid or trading price of the Company’s common stock during the twenty (20) trading days prior to the conversion date. Upon an event of default caused by the Company’s failure to deliver shares upon a conversion pursuant to the terms of the Note, the Company would incur a penalty of $250 per day beginning on the fourth day after the conversion notice, increasing to $500 per day beginning on the tenth day. Upon an event of default caused by the Company’s failure to maintain a listing for its common stock, the outstanding principal shall increase by 50%. Upon an event of default caused by the Company’s failure to maintain a bid price for its common stock, the outstanding principal shall increase by 20%. If nto paid at maturity, the amount due under the note increases by 10%.

The fair value of the ECF of the $63k Note II was calculated using the Black-Scholes pricing model at $116,027, with the following assumptions: risk-free interest rate of 2.28%, expected life of 1 year, volatility of 285.70%, and expected dividend yield of zero. Because the fair value of the ECF exceeded the net proceeds from the $63k Note II, a charge was recorded to “Financing cost” for the excess of the fair value of the fair value of the ECF of $116,027 over the net proceeds from the note of $75,000, for a net charge of $41,027. The ECF qualifies for derivative accounting and bifurcation under ASC 815, “Derivatives and Hedging.” The final allocation of the proceeds at inception was as follows:

Embedded conversion feature	$116,027
Original issue discount and fees	3,750
Financing cost	(41,027)
Convertible note	---

Notes payable and bank loans, long-term portion	$78,750

The discounts resulting from the original issue discount, warrants and embedded conversion feature are being amortized over the life of the note. Amortization expense related to discounts on this instrument in the three and six months ended June 30, 2018 was $7,983. As of June 30, 2018, the unamortized discount was $70,767.

During the six months ended June 30, 2018 and 2017, the Company made no repayments on this instrument. During the three and six months ended June 30, 2018, the Company recorded interest expense on this instrument totaling $798.

NOTE 9 – CONVERTIBLE NOTES PAYABLE

Convertible notes payable as of December 31, 2017 and 2016 are comprised of the following:

	December 31,
	2017		2016
Face Value
$550k Note - July 2016		$550,000	$550,000
$50k Note - July 2016		50,000	50,000
$111k Note - May 2017		111,000	---
$53k Note - July 2017		53,000	---
$35k Note - September 2017		35,000	---
$55k Note - September 2017		55,000	---
$53k Note II - October 2017		53,000	---
$171.5k Note - October 2017		171,500	---
		1,078,500	600,000
Unamortized Discount
$550k Note - July 2016	$	---	$(96,631)
$50k Note - July 2016		---	(17,701)
$111k Note - May 2017		(6,931)	---
$53k Note - July 2017		(19,946)	---
$35k Note - September 2017		(20,676)	---
$55k Note - September 2017		(38,274)	---
$53k Note II - October 2017		(39,939)	---
$171.5k Note - October 2017		(140,876)	---
		(266,642)	(114,332)
Net Book Value
$550k Note - July 2016		$550,000	$453,369
$50k Note - July 2016		50,000	32,299
$111k Note - May 2017		104,069	---
$53k Note - July 2017		33,054	---
$35k Note - September 2017		14,324	---
$55k Note - September 2017		16,726	---
$53k Note II - October 2017		13,061	---
$171.5k Note - October 2017		30,624	---

Convertible notes payable, net of original issue discount and debt discount		$811,858	$485,668

Convertible Note Payable ($550,000) – July 2016

On July 7, 2016, the Company entered into a 6% fixed convertible secured promissory note with an investor with a face value of $550,000 (the “$550k Note”). The $550k Note is convertible into shares of the Company’s common stock at the discretion of the note holder at a fixed price of $0.08 per share, and is secured by all of the Company’s assets. The Company received $500,000 net proceeds from the note after a $50,000 original issue discount. At inception, the investors were also granted a five-year warrant to purchase 6,111,111 shares of the Company’s common stock at an exercise price of $0.09 per share. The fair value of the warrants was calculated using the Black-Scholes pricing model at $157,812, with the following assumptions: risk-free interest rate of 0.97%, expected life of 5 years, volatility of 40%, and expected dividend yield of zero. The net proceeds from the issuance of the $550k Note, being $500,000 after the original issue discount, were then allocated to the warrants and the convertible note instrument based on their relative fair values, of which $111,479 was allocated to the warrants and $388,521 to the convertible note. The intrinsic value of the embedded conversion feature of the $550k Note was then calculated as $161,479. The original issue discount, warrants and embedded conversion feature were then allocated and recorded as discounts against the carrying value of the $550k Note.

The final allocation of the proceeds at inception was as follows:

Original issue discount	$50,000
Warrants	111,479
Embedded conversion feature	161,479
Convertible note	227,042

Face value of convertible note	$550,000

The $550k Note was originally schedule to mature on April 11, 2017. During February 2017, the holder of the $550k Note agreed to extend the maturity date until July 7, 2017 in exchange for a five-year warrant to purchase 500,000 shares of HLYK common stock at an exercise price of $0.15 per share. The fair value of the warrants of $7,506 was recorded as an additional discount against the $550k Note and was amortized over the new remaining life of the $550k Note. The fair value of the warrant was calculated using the Black-Scholes pricing model at $7,506, with the following assumptions: risk-free interest rate of 1.89%, expected life of 5 years, volatility of 40%, and expected dividend yield of zero. The issuance of the warrants in exchange for the maturity extension was treated as a modification of existing debt pursuant to the guidance of ASC 470-50 “Debt – Modifications and Extinguishments” (“ASC 470-50”).

On August 8, 2017, in exchange for a five-year warrant to purchase 1,000,000 shares of HLYK common stock at an exercise price of $0.30 per share, the holder of the $550k Note agreed to (i) further extend the maturity date of the $550k Note until July 7, 2018, and (ii) further extend the maturity date of the $50k Note (as defined herein) until July 11, 2018. The fair value of the warrant was calculated using the Black-Scholes pricing model at $290,581, with the following assumptions: risk-free interest rate of 1.81%, expected life of 5 years, volatility of 190.86%, and expected dividend yield of zero. The issuance of the warrants in exchange for the maturity extension was treated as a modification of existing debt pursuant to the guidance of ASC 470-50. Because the fair value of the warrants was greater than 10% of the present value of the remaining cash flows under the $550k Note and $50k Note, the transaction was treated as a debt extinguishment and reissuance of a new debt instrument, with the fair value of the warrants of $290,581 recorded as a loss on debt extinguishment. The carrying value of the $550k Note (as well as the $50k Note) did not change as a result of the extinguishment since the discounts recognized at inception of both notes were fully amortized at the time of the warrant issuance.

The discounts resulting from the original issue discount, warrants and embedded conversion feature were amortized over the life of the $550k Note. Amortization expense related to these discounts in the years ended December 31, 2017 and 2016 was $104,137 and $208,626, respectively. As of December 31, 2017, the unamortized discount was $-0-. As of December 31, 2017, the $550k note was convertible into 6,875,000 of the Company’s common shares.

During the years ended December 31, 2017 and 2016, the Company made no repayments on the $550k Note. During the years ended December 31, 2017 and 2016, the Company recorded interest expense on the $550k Note totaling $33,000 and $16,003, respectively.

Convertible Notes Payable ($50,000) – July 2016

On July 7, 2016, the Company entered into a 10% fixed convertible commitment fee promissory note with an investor with a face value of $50,000 maturing on July 11, 2017 (the “$50k Note”). The $50k note was issued as a commitment fee payable to the Investment Agreement investor in exchange for the investor’s commitment to enter into the Investment Agreement, subject to registration of the shares underlying the Investment Agreement. The $50k Note is convertible into shares of the Company’s common stock at the discretion of the note holder at a fixed price of $0.10 per share. The embedded conversion feature did not have any intrinsic value at issuance. Accordingly, the full face value of $50,000 was allocated to the convertible note instrument. As of December 31, 2017, the $50k Note was convertible into 500,000 of the Company’s common shares.

During the years ended December 31, 2017 and 2016, the Company made no repayments on the $50k Note. During the years ended December 31, 2017 and 2016, the Company recorded interest expense on the $50k Note totaling $5,000 and $2,425, respectively.

Convertible Notes Payable ($111,000) – May 2017

On May 22, 2017, the Company entered into a 10% fixed convertible secured promissory note with an investor with a face value of $111,000 (the “$111k Note”). The $111k Note matures on January 22, 2018. The $111k Note is convertible into shares of the Company’s common stock at the discretion of the note holder at a fixed price of $0.35 per share, and is secured by all of the Company’s assets. The Company received $100,000 net proceeds from the note after an $11,000 original issue discount. At inception, the investors were also granted a five-year warrant to purchase 133,333 shares of the Company’s common stock at an exercise price of $0.75 per share. The fair value of the warrants was calculated using the Black-Scholes pricing model at $42,305, with the following assumptions: risk-free interest rate of 1.80%, expected life of 5 years, volatility of 40%, and expected dividend yield of zero. The net proceeds from the issuance of the $111k Note, being $100,000 after the original issue discount, were then allocated to the warrants and the convertible note instrument based on their relative fair values, of which $27,595 was allocated to the warrants and $72,405 to the convertible note. The intrinsic value of the embedded conversion feature of the $111k note was then calculated as $38,595. The original issue discount, warrants and embedded conversion feature were then allocated and recorded as discounts against the carrying value of the $111k Note. The final allocation of the proceeds at inception was as follows:

Original issue discount	$11,000
Warrants	27,595
Embedded conversion feature	38,595
Convertible note	33,810

Notes payable and bank loans, long-term portion	$111,000

The discounts resulting from the original issue discount, warrants and embedded conversion feature are being amortized over the life of the $111k Note. Amortization expense related to these discounts in the years ended December 31, 2017 and 2016 was $70,259 and $-0-, respectively. As of December 31, 2017, the unamortized discount was $6,931. As of December 31, 2017, the $111k Note was convertible into 317,143 of the Company’s common shares.

During the years ended December 31, 2017 and 2016, the Company made no repayments on the $111k Note. During the years ended December 31, 2017 and 2016, the Company recorded interest expense on the $111k Note totaling $10,103 and $-0-, respectively.

Convertible Notes Payable ($53,000) – July 2017

On July 10, 2017, the Company entered into a securities purchase agreement for the sale of a $53,000 convertible note (the “$53k Note”) to PULG. The $53k Note included a $3,000 original issue discount, for net proceeds of $50,000. The $53k Note has an interest rate of 10% and a default interest rate of 22% and matures on April 15, 2018. The $53k Note may be converted into common stock of the Company by the holder at any time following 180 days after the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to a 39% discount to the average of the three (3) lowest closing bid prices during the fifteen (15) trading days prior to the conversion date. Upon an event of default caused by the Company’s failure to deliver shares upon a conversion pursuant to the terms of the Note, 300% of the outstanding principal and any interest due amount shall be immediately due. Upon an event of default caused by the Company’s breach of any other events of default specified in the $53k Note, 150% of the outstanding principal and any interest due amount shall be immediately due.

The fair value of the embedded conversion feature (“ECF”) of the $53k Note was calculated using the Black-Scholes pricing model at $58,154, with the following assumptions: risk-free interest rate of 1.23%, expected life of 0.76 years, volatility of 183.6%, and expected dividend yield of zero. Because the fair value of the ECF exceeded the net proceeds from the $53k Note, a charge was recorded to “Financing cost” for the excess of the fair value of the fair value of the ECF of $58,154 over the net proceeds from the note of $50,000, for a net charge of $8,154. The ECF qualifies for derivative accounting and bifurcation under ASC 815, “Derivatives and Hedging.” The final allocation of the proceeds at inception was as follows:

Embedded conversion feature	$58,154
Original issue discount	3,000
Financing cost	(8,154)
Convertible note	---

Notes payable and bank loans, long-term portion	$53,000

The discounts resulting from the original issue discount, warrants and embedded conversion feature are being amortized over the life of the $53k Note. Amortization expense related to these discounts in the years ended December 31, 2017 and 2016 was $33,054 and $-0-, respectively. As of December 31, 2017, the unamortized discount was $19,946. As of December 31, 2017, the $53k Note was convertible into 1,930,783 of the Company’s common shares.

During the years ended December 31, 2017 and 2016, the Company made no repayments on the $53k Note. During the years ended December 31, 2017 and 2016, the Company recorded interest expense on the $53k Note totaling $2,527 and $-0-, respectively. On January 8, 2018, the Company prepaid the balance on the $53k Note, including accrued interest, for the amount of $74,922.

Convertible Notes Payable ($35,000) – September 2017

On September 7, 2017, the Company entered into a securities purchase agreement for the sale of a $35,000 convertible note (the “$35k Note”) to PULG. The $35k Note included a $3,000 original issue discount, for net proceeds of $32,000. The $35k Note has an interest rate of 10% and a default interest rate of 20% and matures on June 15, 2018. The $35k Note may be converted into common stock of the Company by the holder at any time following 180 days after the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to a 39% discount to the average of the three (3) lowest closing bid prices during the fifteen (15) trading days prior to the conversion date. Upon an event of default caused by the Company’s failure to deliver shares upon a conversion pursuant to the terms of the $35k Note, 300% of the outstanding principal and any interest due amount shall be immediately due. Upon an event of default caused by the Company’s breach of any other events of default specified in the $35k Note, 150% of the outstanding principal and any interest due amount shall be immediately due.

The fair value of the ECF of the $35k Note was calculated using the Black-Scholes pricing model at $38,338, with the following assumptions: risk-free interest rate of 1.21%, expected life of 0.77 years, volatility of 177.2%, and expected dividend yield of zero. Because the fair value of the ECF exceeded the net proceeds from the $35k Note, a charge was recorded to “Financing cost” for the excess of the fair value of the fair value of the ECF of $38,338 over the net proceeds from the note of $32,000, for a net charge of $6,338. The ECF qualifies for derivative accounting and bifurcation under ASC 815, “Derivatives and Hedging.” The final allocation of the proceeds at inception was as follows:

Embedded conversion feature	$38,338
Original issue discount	3,000
Financing cost	(6,338)
Convertible note	---

Notes payable and bank loans, long-term portion	$35,000

The discounts resulting from the original issue discount, warrants and embedded conversion feature are being amortized over the life of the $35k Note. Amortization expense related to these discounts in the years ended December 31, 2017 and 2016 was $14,324 and $-0-, respectively. As of December 31, 2017, the unamortized discount was $20,676. As of December 31, 2017, the $35k Note was convertible into 1,275,046 of the Company’s common shares.

During the years ended December 31, 2017 and 2016, the Company made no repayments on the $35k Note. During the years ended December 31, 2017 and 2016, the Company recorded interest expense on the $35k Note totaling $1,103 and $-0-, respectively. On March 5, 2018, the Company prepaid the balance on the $35k Note, including accrued interest, for the amount of $49,502.

Convertible Notes Payable ($55,000) – September 2017

On September 11, 2017, the Company entered into a securities purchase agreement for the sale of a $55,000 convertible note (the “$55k Note”) to Crown Bridge Partners LLC. The $55k Note included a $7,500 original issue discount, for net proceeds of $47,500. The 55k Note has an interest rate of 10% and a default interest rate of 12% and matures on September 11, 2018. The $55k Note may be converted into common stock of the Company by the holder at any time after the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to 60% multiplied by the lowest one (1) trading price for the Common Stock during the twenty (20) trading day period ending on the last complete trading day prior to the date of conversion. If, at any time while the $55k Note is outstanding, the conversion price pursuant to this formula is equal to or lower than $0.10, then an additional ten percent (10%) discount shall be factored into the conversion price until the $55k Note is no longer outstanding. In the event that shares of the Company’s Common Stock are not deliverable via DWAC following the conversion of any amount hereunder, an additional ten percent (10%) discount shall be factored into the Variable Conversion Price until the Note is no longer outstanding.

The fair value of the ECF of the $55k Note was calculated using the Black-Scholes pricing model at $65,332, with the following assumptions: risk-free interest rate of 1.24%, expected life of 1 year, volatility of 175.1%, and expected dividend yield of zero. Because the fair value of the ECF exceeded the net proceeds from the $55k Note, a charge was recorded to “Financing cost” for the excess of the fair value of the fair value of the ECF of $65,332 over the net proceeds from the note of $47,500, for a net charge of $17,832. The ECF qualifies for derivative accounting and bifurcation under ASC 815, “Derivatives and Hedging.” The final allocation of the proceeds at inception was as follows:

Embedded conversion feature	$65,332
Original issue discount	7,500
Financing cost	(17,832)
Convertible note	---

Notes payable and bank loans, long-term portion	$55,000

The discounts resulting from the original issue discount, warrants and embedded conversion feature are being amortized over the life of the $55k Note. Amortization expense related to these discounts in the years ended December 31, 2017 and 2016 was $16,726 and $-0-, respectively. As of December 31, 2017, the unamortized discount was $38,274. As of December 31, 2017, the $55k Note was convertible into 2,037,037 of the Company’s common shares.

During the years ended December 31, 2017 and 2016, the Company made no repayments on the $55k Note. During the years ended December 31, 2017 and 2016, the Company recorded interest expense on the $55k Note totaling $1,673 and $-0-, respectively. On March 13, 2018, the Company prepaid the balance on the $55k Note, including accrued interest, for the amount of $85,258.

Convertible Notes Payable ($53,000) – October 2017

On October 23, 2017, the Company entered into a securities purchase agreement for the sale of a $53,000 convertible note (the “$53k Note II”) to PULG. The $53k Note II included a $3,000 original issue discount, for net proceeds of $50,000. The $53k Note II has an interest rate of 10% and a default interest rate of 20% and matures on July 30, 2018. The $53k Note II may be converted into common stock of the Company by the holder at any time after the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to 39% discount to the average of the three (3) lowest closing bid prices during the fifteen (15) trading days prior to the conversion date. Upon an event of default caused by the Company’s failure to deliver shares upon a conversion pursuant to the terms of the Note, 300% of the outstanding principal and any interest due amount shall be immediately due. Upon an event of default caused by the Company’s breach of any other events of default specified in the Note, 150% of the outstanding principal and any interest due amount shall be immediately due.

The fair value of the ECF of the $53k Note II was calculated using the Black-Scholes pricing model at $57,571, with the following assumptions: risk-free interest rate of 1.42%, expected life of 0.77 years, volatility of 174.46%, and expected dividend yield of zero. Because the fair value of the ECF exceeded the net proceeds from the $53k Note II, a charge was recorded to “Financing cost” for the excess of the fair value of the fair value of the ECF of $57,571 over the net proceeds from the note of $50,000, for a net charge of $7,571. The ECF qualifies for derivative accounting and bifurcation under ASC 815, “Derivatives and Hedging.” The final allocation of the proceeds at inception was as follows:

Embedded conversion feature	$57,571
Original issue discount	3,000
Financing cost	(7,571)
Convertible note	---

Notes payable and bank loans, long-term portion	$53,000

The discounts resulting from the original issue discount, warrants and embedded conversion feature are being amortized over the life of the $53k Note II. Amortization expense related to these discounts in the years ended December 31, 2017 and 2016 was $13,061 and $-0-, respectively. As of December 31, 2017, the unamortized discount was $39,939. As of December 31, 2017, the $53k Note II was convertible into 1,930,783 of the Company’s common shares.

During the years ended December 31, 2017 and 2016, the Company made no repayments on the $53k Note II. During the years ended December 31, 2017 and 2016, the Company recorded interest expense on the $53k Note II totaling $1,002 and $-0-, respectively.

Convertible Notes Payable ($171,500) – October 2017

On October 27, 2017, the Company entered into a securities purchase agreement for the sale of a $171,500 convertible note (the “$171.5k Note”) to an individual lender. The $171.5k Note included a $21,500 original issue discount, for net proceeds of $150,000. The $171.5k Note has an interest rate of 10% and a default interest rate of 22% and matures on October 26, 2018. The $171.5k Note may be converted into common stock of the Company by the holder at any time following 180 days after the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to a 35% discount to the lowest closing bid price during the twenty (20) trading days prior to the conversion date. Upon an event of default caused by the Company’s failure to deliver shares upon a conversion pursuant to the terms of the $171.5k Note, 300% of the outstanding principal and any interest due amount shall be immediately due. Upon an event of default caused by the Company’s breach of any other events of default specified in the $171.5k Note, 150% of the outstanding principal and any interest due amount shall be immediately due.

The fair value of the ECF of the $171.5k Note was calculated using the Black-Scholes pricing model at $183,061, with the following assumptions: risk-free interest rate of 1.42%, expected life of 1 year, volatility of 172.67%, and expected dividend yield of zero. Because the fair value of the ECF exceeded the net proceeds from the $171.5k Note, a charge was recorded to “Financing cost” for the excess of the fair value of the fair value of the ECF of $183,061 over the net proceeds from the note of $150,000, for a net charge of $33,061. The ECF qualifies for derivative accounting and bifurcation under ASC 815, “Derivatives and Hedging.” The final allocation of the proceeds at inception was as follows:

Embedded conversion feature	$183,061
Original issue discount	21,500
Financing cost	(33,061)
Convertible note	---

Notes payable and bank loans, long-term portion	$171,500

The discounts resulting from the original issue discount, warrants and embedded conversion feature are being amortized over the life of the $171.5k Note. Amortization expense related to these discounts in the years ended December 31, 2017 and 2016 was $30,625 and $-0-, respectively. As of December 31, 2017, the unamortized discount was $140,875. As of December 31, 2017, the $171.5k Note was convertible into 2,037,037 of the Company’s common shares.

During the years ended December 31, 2017 and 2016, the Company made no repayments on the $171.5k Note. During the years ended December 31, 2017 and 2016, the Company recorded interest expense on the $171.5k Note totaling $3,054 and $-0-, respectively.